Summary of revenue from transfer of goods and services (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 6,428,419	$ 8,266,304	$ 5,034,080	$ 8,900,027	$ 11,319,944	$ 10,050,923
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	6,428,419	8,266,304	5,034,080	8,900,027	11,319,944	10,050,923
Medical Services [Member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 6,428,419	$ 8,266,304	$ 5,034,080	$ 8,900,027	$ 11,319,944	$ 10,050,923